Document and Entity Information	Nov. 17, 2021
Cover [Abstract]
Entity Registrant Name	IMMERSION CORP
Amendment Flag	false
Entity Central Index Key	0001058811
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Nov. 17, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-38334
Entity Tax Identification Number	94-3180138
Entity Address, Address Line One	330 Townsend Street
Entity Address, Address Line Two	Suite 234
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94107
City Area Code	(408)
Local Phone Number	467-1900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	IMMR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false